LONG-TERM DEBT AND CURRENT PORTION OF LONG TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2021
LONG-TERM DEBT AND CURRENT PORTION OF LONG TERM DEBT [Abstract]
Aggregate Annual Principal Payments of Debt
As of June 30, 2021, the Company has the following scheduled principal repayments required to be made under the Company’s debt facilities as follows:
Debt repayments in $'000s	Total	2021*	2022	2023	2024	2025	Thereafter
2019 Senior Secured Credit Facility	245,499	8,403	16,805	16,805	203,486	-	-
Financing of 2018-built Vessels	108,335	4,058	8,327	8,711	9,138	9,534	68,567
Total	353,834	12,461	25,132	25,516	212,624	9,534	68,567

*Q3 and Q4 2021 repayments